Deferred Tax Assets And Deferred Tax Liabilities - Summary of Deferred Tax Liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	¥ 953,258	¥ 896,910
Unrealized consolidated earnings [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	672,661	576,472
Intangible assets arisen from business combination [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	211,565	211,565
Changes in fair value [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	57,471	77,271
Effective interest adjustment [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	0	18,045
Revenue recognition differences between accounting and tax book [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	0	0
Others [Member]
Disclosure Of Deferred Tax Liabilities Gross [Line Items]
Revenue recognition	¥ 11,561	¥ 13,557